GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 91.5%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

CHINA -- 8.2%

SECURITY                                  SHARES       VALUE
Metals - Aluminum -- 0.2%
------------------------------------------------------------------
Aluminum Corp. of China, Ltd.                 556,000  $   104,798
Producer and distributor of alumina and
primary aluminum.
------------------------------------------------------------------
                                                       $   104,798
------------------------------------------------------------------
Oil - Field Services -- 0.5%
------------------------------------------------------------------
China Oilfield Services, Ltd.(1)            1,152,000  $   286,560
China's offshore oilfield services
provider.
------------------------------------------------------------------
                                                       $   286,560
------------------------------------------------------------------
Oil Companies-Integrated -- 1.1%
------------------------------------------------------------------
PetroChina Co., Ltd.                        3,000,000  $   627,003
An integrated oil company.
------------------------------------------------------------------
                                                       $   627,003
------------------------------------------------------------------
Oil Refining & Marketing -- 1.2%
------------------------------------------------------------------
Sinopec Zhenhai Refining and Chemical
Co., Ltd.                                   2,236,000  $   702,423
China's largest refiner.
------------------------------------------------------------------
                                                       $   702,423
------------------------------------------------------------------
Telecommunication Services -- 3.4%
------------------------------------------------------------------
China Telecom Corp., Ltd.(1)               10,374,000  $ 1,902,144
Dominant fixed line provider in
Shanghai, Jiangsu, Guangdong and
Zhejiang Province.
------------------------------------------------------------------
                                                       $ 1,902,144
------------------------------------------------------------------
Transportation -- 1.8%
------------------------------------------------------------------
Zhejiang Expressway Co., Ltd.               2,320,000  $ 1,018,849
Toll road operator in Zhejiang Province.
------------------------------------------------------------------
                                                       $ 1,018,849
------------------------------------------------------------------
Total China
   (identified cost $4,277,610)                        $ 4,641,777
------------------------------------------------------------------

HONG KONG -- 51.7%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Airlines -- 2.5%
------------------------------------------------------------------
Cathay Pacific Airways, Ltd.                1,010,000  $ 1,411,591
The company operates scheduled airline
services, airline catering, aircraft
handling and engineering.
------------------------------------------------------------------
                                                       $ 1,411,591
------------------------------------------------------------------
Appliances -- 0.7%
------------------------------------------------------------------
Allan International Holdings, Ltd.          2,598,000  $   389,750
The company designs, manufactures and
sells a wide range of household
electrical appliances, personal care
products and toys.
------------------------------------------------------------------
                                                       $   389,750
------------------------------------------------------------------
Auto Manufacturer -- 1.1%
------------------------------------------------------------------
Denway Motors, Ltd.                         1,576,000  $   606,232
A car manufacturer.
------------------------------------------------------------------
                                                       $   606,232
------------------------------------------------------------------
Banks -- 1.8%
------------------------------------------------------------------
HSBC Holdings PLC                              92,800  $   993,563
One of the largest banking and financial
services organizations in the world.
------------------------------------------------------------------
                                                       $   993,563
------------------------------------------------------------------
Cosmetics & Toiletries -- 2.3%
------------------------------------------------------------------
Natural Beauty Bio-Technology, Ltd.        14,960,000  $ 1,304,372
The company researches, develops,
manufactures and sells beauty,
aromatherapeutic and skin care branded
products, distributed through a sales
network in Greater China. It also
provides skin treatments and SPA
services through its beauty centres.
------------------------------------------------------------------
                                                       $ 1,304,372
------------------------------------------------------------------
Distribution/Wholesale -- 1.5%
------------------------------------------------------------------
Espirit Holdings, Ltd.                         65,000  $   128,767
The company engages in design,
licensing, sourcing, manufacturing,
wholesale and retail distribution of
high quality apparel and related
products under the ESPRIT brand name,
and Red Earth cosmetics, skin and
general body care products.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

Distribution/Wholesale (continued)
------------------------------------------------------------------
Linmark Group, Ltd.                         2,850,000  $   719,900
The company engages in sourcing business
and the business of provision of supply
chain management solutions to retail
chain operators, brands, wholesalers,
mail order houses and department stores
in various countries.
------------------------------------------------------------------
                                                       $   848,667
------------------------------------------------------------------
Diversified Financial Services -- 2.7%
------------------------------------------------------------------
Guoco Group, Ltd.                             263,000  $ 1,520,874
The company engages in finance,
insurance, stockbroking, property
development and merchant banking.
------------------------------------------------------------------
                                                       $ 1,520,874
------------------------------------------------------------------
Diversified Operations -- 6.1%
------------------------------------------------------------------
Jardine Matheson Holdings, Ltd.               266,400  $ 1,538,460
A multinational conglomerate engages in
financial services, investment
properties, supermarkets, hotels,
engineering and insurance.
Shun Tak Holdings, Ltd.                     2,586,000      653,215
A conglomerate engaged in shipping,
property and hospitality with a focus on
Macau.
Swire Pacific, Ltd.                           298,000    1,260,931
A conglomerate engaged in property
development and investment, trading and
distribution of non-alcoholic beverages.
------------------------------------------------------------------
                                                       $ 3,452,606
------------------------------------------------------------------
Electric - Generation -- 3.9%
------------------------------------------------------------------
Huaneng Power International, Inc.           2,446,000  $ 2,179,728
Largest independant power generation
company in China.
------------------------------------------------------------------
                                                       $ 2,179,728
------------------------------------------------------------------
Electric - Integrated -- 7.0%
------------------------------------------------------------------
CLP Holdings, Ltd.                            572,000  $ 2,346,968
The company engages in electricity
generation & supply, power projects in
the PRC and other Asian countries, and
also property development.
Hongkong Electric Holdings, Ltd.              417,000    1,590,685
Electricity generator.
------------------------------------------------------------------
                                                       $ 3,937,653
------------------------------------------------------------------
Electric Products -- 1.6%
------------------------------------------------------------------
Johnson Electric Holdings, Ltd.               825,500  $   920,868
Manufacturer of micromotors.
------------------------------------------------------------------
                                                       $   920,868
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Foods -- 0.6%
------------------------------------------------------------------
Global Bio-chem Technology Group Co.,
Ltd.                                        1,322,800  $   364,665
The company manufactures corn refined
and corn based biochemical products in
China and researches and develops corn
based biochemical products.
------------------------------------------------------------------
                                                       $   364,665
------------------------------------------------------------------
Insurance -- 1.5%
------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                   1,534,000  $   835,940
Underwriting and broking of reinsurance
business; underwriting of life and
general insurance business in China.
------------------------------------------------------------------
                                                       $   835,940
------------------------------------------------------------------
Machinery - General Industrial -- 0.4%
------------------------------------------------------------------
Fong's Industries Co., Ltd.                   472,000  $   198,205
Manufacturing of machinery for the
textile industry.
------------------------------------------------------------------
                                                       $   198,205
------------------------------------------------------------------
Medical Products -- 1.5%
------------------------------------------------------------------
Sun Hing Vision Group Holdings, Ltd.        2,178,000  $   865,726
The company designs, manufactures and
sells optical products.
------------------------------------------------------------------
                                                       $   865,726
------------------------------------------------------------------
Metals - Industrial -- 2.3%
------------------------------------------------------------------
Asia Aluminum Holdings, Ltd.               12,690,000  $ 1,285,434
The company manufactures and sells
aluminum and stainless steel products.
------------------------------------------------------------------
                                                       $ 1,285,434
------------------------------------------------------------------
Mining -- 3.4%
------------------------------------------------------------------
Yanzhou Coal Mining Co., Ltd.               4,356,000  $ 1,885,049
Underground mining of prime quality coal
from its mines in Shangdong Province.
------------------------------------------------------------------
                                                       $ 1,885,049
------------------------------------------------------------------
Oil Companies - Exploration & Production -- 4.0%
------------------------------------------------------------------
CNOOC, Ltd.                                 1,598,000  $ 2,243,634
The company's business is exploration,
development and production of crude oil
and natural gas in offshore China.
------------------------------------------------------------------
                                                       $ 2,243,634
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Real Estate Operating/Development -- 0.8%
------------------------------------------------------------------
Hopewell Holdings, Ltd.                       194,000  $   154,225
Involved in infrastructure and property
investment and development.
Sun Hung Kai Properties, Ltd.                  50,000      281,446
Property development and investment in
Hong Kong.
------------------------------------------------------------------
                                                       $   435,671
------------------------------------------------------------------
Semiconductor Components/Integrated
Circuits -- 1.1%
------------------------------------------------------------------
Topsearch International Holdings,
Ltd.(1)                                     5,776,000  $   629,517
The company manufactures and sells a
broad range of double-sided and
multi-layer printed boards (PCBs).
------------------------------------------------------------------
                                                       $   629,517
------------------------------------------------------------------
Television -- 0.3%
------------------------------------------------------------------
Television Broadcasts, Ltd.                    56,000  $   170,535
A television broadcasting company.
------------------------------------------------------------------
                                                       $   170,535
------------------------------------------------------------------
Textiles -- 4.6%
------------------------------------------------------------------
Fountain Set Holdings, Ltd.                 3,500,000  $ 2,558,020
The company engages in production &
sales of finished knitted fabrics,
sewing threads & dyed yarns; provision
of knitting, dyeing, printing & fabric
finishing services; trading of raw yarns
and sale of garments.
------------------------------------------------------------------
                                                       $ 2,558,020
------------------------------------------------------------------
Total Hong Kong
   (identified cost $26,282,793)                       $29,038,300
------------------------------------------------------------------

REPUBLIC OF KOREA -- 1.6%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.6%
------------------------------------------------------------------
Samsung Electronics                             3,770  $   882,767
World's largest DRAM company and a
leading mobile handset manufacturer.
------------------------------------------------------------------
                                                       $   882,767
------------------------------------------------------------------
Total Republic of Korea
   (identified cost $558,106)                          $   882,767
------------------------------------------------------------------

TAIWAN -- 27.3%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Banks -- 5.4%
------------------------------------------------------------------
Chinatrust Financial Holding Co.,
Ltd.(1)                                     2,792,000  $ 2,241,635
The company provides a variety of
banking and financial services.
E. Sun Financial Holding Co., Ltd.(1)       1,710,000      767,655
The company provides commercial and
banking services as well as brokerage
and dealer services for short-term debt
instruments.
------------------------------------------------------------------
                                                       $ 3,009,290
------------------------------------------------------------------
Building Materials -- 3.8%
------------------------------------------------------------------
Basso Industry Corp.                          620,000  $ 1,008,058
The company manufactures, assembles and
markets pneumatic nailers and staplers.
Globe Union Industrial Corp.                  679,250    1,104,392
The company manufactures and markets a
variety of faucets.
------------------------------------------------------------------
                                                       $ 2,112,450
------------------------------------------------------------------
Chemicals - Plastics -- 1.9%
------------------------------------------------------------------
Formosa Plastics Corp.                        858,000  $ 1,078,981
Number two global PVC producer.
------------------------------------------------------------------
                                                       $ 1,078,981
------------------------------------------------------------------
Computers - Peripheral Equipment -- 0.7%
------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.          114,000  $   367,424
Manufacturer of personal computer (PC)
connectors, and cable assemblies used in
desktop PCs and PC servers.
------------------------------------------------------------------
                                                       $   367,424
------------------------------------------------------------------
Diversified Financial Services -- 2.6%
------------------------------------------------------------------
SinoPac Holdings Co.(1)                     3,819,230  $ 1,461,748
The company provides commercial banking
and securities brokerage services.
------------------------------------------------------------------
                                                       $ 1,461,748
------------------------------------------------------------------
Household Furnishing & Appliances -- 1.8%
------------------------------------------------------------------
Nien Made Enterprise Co., Ltd.(1)             446,000  $ 1,007,511
Manufacturer of window blinds.
------------------------------------------------------------------
                                                       $ 1,007,511
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Medical Products -- 1.5%
------------------------------------------------------------------
Pihsiang Machinery Mfg. Co., Ltd.             308,000  $   837,583
Manufacturer of medical-grade
power-operated vehicles, i.e. electric
scooters and power wheelchairs.
------------------------------------------------------------------
                                                       $   837,583
------------------------------------------------------------------
Photo Equipment and Supplies -- 1.4%
------------------------------------------------------------------
Premier Image Technology Corp.                569,000  $   772,858
Manufacturer of cameras and projectors.
------------------------------------------------------------------
                                                       $   772,858
------------------------------------------------------------------
Power Converters/Power Supply Equipment -- 0.4%
------------------------------------------------------------------
Delta Electronics, Inc.                       222,000  $   232,541
Manufacturer of power supplies and video
display products.
------------------------------------------------------------------
                                                       $   232,541
------------------------------------------------------------------
Semiconductor Components/Integrated Circuits -- 7.8%
------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.          382,000  $   698,043
The company designs integrated circuits
for liquid crystal display drivers.
Realtek Semiconductor Corp.                   229,600      508,754
The company designs, tests and
distributes integrated circuits which
are used in consumer electronics,
computer systems and peripherals, and
communication network hardware.
Taiwan Semiconductor Manufacturing
Co.(1)                                      2,000,917    2,418,375
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties.
United Microelectronics Corp.(1)            1,387,000      786,299
One of the world's largest independent
semiconductor foundries.
------------------------------------------------------------------
                                                       $ 4,411,471
------------------------------------------------------------------
Total Taiwan
   (identified cost $17,676,145)                       $15,291,857
------------------------------------------------------------------

THAILAND -- 1.2%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Banks -- 1.2%
------------------------------------------------------------------
Siam Commercial Bank Public Co., Ltd.(1)      926,300  $   698,134
A leading bank in Thailand.
------------------------------------------------------------------
                                                       $   698,134
------------------------------------------------------------------
Total Thailand
   (identified cost $642,411)                          $   698,134
------------------------------------------------------------------

UNITED STATES -- 1.5%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Telecommunication Services -- 1.5%
------------------------------------------------------------------
UTStarcom, Inc.(1)                             45,900  $   834,462
The company manufacturers
telecommunications equipment for
wireline and wireless network service
providers, derives the majority of its
revenue from PAS wireless access
systems, broadband capable access
systems for wireline networks and
IP-based soft-switch products in China.
------------------------------------------------------------------
                                                       $   834,462
------------------------------------------------------------------
Total United States
   (identified cost $1,090,161)                        $   834,462
------------------------------------------------------------------
Total Common Stocks
   (identified cost $50,527,226)                       $51,387,297
------------------------------------------------------------------
Total Investments -- 91.5%
   (identified cost $50,527,226)                       $51,387,297
------------------------------------------------------------------
Other Assets, Less Liabilities -- 8.5%                 $ 4,795,380
------------------------------------------------------------------
Net Assets -- 100.0%                                   $56,182,677
------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                                     PERCENTAGE
COMPANY                                    INDUSTRY SECTOR                           OF NET ASSETS  VALUE
--------------------------------------------------------------------------------------------------------------
Fountain Set Holdings, Ltd.                Textiles                                          4.6%   $2,558,020
Taiwan Semiconductor Manufacturing Co.     Semiconductor Components/ Integrated
                                             Circuits                                        4.3     2,418,375
CLP Holdings, Ltd.                         Electric - Integrated                             4.2     2,346,968
CNOOC, Ltd.                                Oil Companies - Exploration & Production          4.0     2,243,634
Chinatrust Financial Holding Co., Ltd.     Banks                                             4.0     2,241,635
Huaneng Power                              Electric - Generation
  International, Inc.                                                                        3.9     2,179,728
China Telecom Corp., Ltd.                  Telecommunication Services                        3.4     1,902,144
Yanzhou Coal Mining                        Mining
  Co., Ltd.                                                                                  3.4     1,885,049
Hongkong Electric                          Electric - Integrated
  Holdings, Ltd.                                                                             2.8     1,590,685
Jardine Matheson                           Diversified Operations
  Holdings, Ltd.                                                                             2.7     1,538,460

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Semiconductor Components/Integrated               9.0%
  Circuits                                               $5,040,988
Banks                                             8.4     4,700,987
Electric - Integrated                             7.0     3,937,653
Diversified Operations                            6.1     3,452,606
Diversified Financial Services                    5.3     2,982,622
Telecommunication Services                        4.9     2,736,606
Textiles                                          4.6     2,558,020
Oil Companies - Exploration & Production          4.0     2,243,634
Electric - Generation                             3.9     2,179,728
Building Materials                                3.8     2,112,450

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $50,527,226)         $51,387,297
Cash                                        4,083,773
Foreign currency, at value
   (identified cost, $967,581)                967,621
Interest and dividends receivable              31,508
Prepaid expenses                                  151
-----------------------------------------------------
TOTAL ASSETS                              $56,470,350
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   257,689
Payable for open forward foreign
   currency contracts                              33
Accrued expenses                               29,951
-----------------------------------------------------
TOTAL LIABILITIES                         $   287,673
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $56,182,677
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $55,323,088
Net unrealized appreciation (computed on
   the basis of identified cost)              859,589
-----------------------------------------------------
TOTAL                                     $56,182,677
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $6,330)  $   514,468
Interest                                        5,986
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   520,454
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   216,183
Administration fee                             71,505
Trustees' fees and expenses                     5,002
Custodian fee                                  94,276
Legal and accounting services                  23,186
Miscellaneous                                   1,567
-----------------------------------------------------
TOTAL EXPENSES                            $   411,719
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    67,925
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    67,925
-----------------------------------------------------

NET EXPENSES                              $   343,794
-----------------------------------------------------

NET INVESTMENT INCOME                     $   176,660
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(6,873,743)
   Foreign currency transactions              (79,945)
-----------------------------------------------------
NET REALIZED LOSS                         $(6,953,688)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 5,616,077
   Foreign currency                            (6,759)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 5,609,318
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,344,370)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,167,710)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $         176,660  $       620,579
   Net realized gain (loss)                      (6,953,688)       1,259,406
   Net change in unrealized appreciation
      (depreciation)                              5,609,318       (1,953,854)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (1,167,710) $       (73,869)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      15,582,408  $    50,377,622
   Withdrawals                                  (19,428,025)     (68,225,260)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      (3,845,617) $   (17,847,638)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $      (5,013,327) $   (17,921,507)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      61,196,004  $    79,117,511
----------------------------------------------------------------------------
AT END OF PERIOD                          $      56,182,677  $    61,196,004
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------
                                  (UNAUDITED)            2002        2001        2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.45%(1)        1.40%       1.29%        1.25%        1.23%        1.19%
   Expenses after custodian
      fee reduction                       1.21%(1)        1.10%       1.08%        1.06%        1.05%        1.07%
   Net investment income                  0.62%(1)        0.81%       0.71%        0.51%        1.08%        1.19%
Portfolio Turnover                          65%            155%         35%          34%          57%          42%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (1.97)%         (2.72)%        --           --           --           --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $56,183         $61,196     $79,118     $169,181     $168,102     $140,649
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total Return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2003, the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the adviser fee amounted to $216,183. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the administrative fee amounted to $71,505. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $34,519,240 and $39,356,432, respectively, for the six months ended February 28, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $50,527,226
    -----------------------------------------------------
    Gross unrealized appreciation             $ 4,878,117
    Gross unrealized depreciation              (4,018,046)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   860,071
    -----------------------------------------------------

   The depreciation on foreign currency is $482.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 2003.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

Pamela Chan
Vice President and
Portfolio Manager

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation